INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS

Significant components of the Company’s deferred tax assets are summarized below.

	As of October 31,	As of October 31,
	2022	2021
Deferred tax assets:	$-	$-
Net operating loss carry forwards	797,000	21,000
Total deferred tax asset	797,000	21,000
Valuation allowance	(797,000)	(21,000)
	$-	$-

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX BENEFIT

A reconciliation of the statutory federal income tax benefit to actual tax benefit is as follows:

	As of October 31,	As of October 31,
	2022	2021
Federal statutory blended income tax rates	21%	21%
State statutory income tax rate, net of federal benefit	4%	4%
Change in valuation allowance	25%	25%
Other	-	-
Effective tax rate	-%	-%